ACQUISITIONS AND DISPOSALS (Details) $ in Millions				12 Months Ended
	Dec. 05, 2017 USD ($)	Jan. 08, 2016 USD ($)	Jan. 04, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations | item				1
Contingent consideration				$ 104	$ 56
Aggregate identifiable assets acquired and liabilities assumed
Goodwill				2,371	$ 2,188
Rotation Medical Inc
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Maximum consideration payable at the acquisition date	$ 210
Fair value of consideration	196			210
Deferred consideration	17
Contingent consideration	$ 72			$ 72
Risk-free discount rate (as a percent)	2.50%
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets	$ 61
Property, plant & equipment and inventory	3
Trade and other receivables	2
Trade and other payable	(3)
Deferred tax assets	1
Net assets	64
Goodwill	132
Consideration (net of cash acquired)	196
Blue Belt Holdings Inc
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			100.00%
Fair value of consideration			$ 265
Deferred consideration			51
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets			70
Property, plant & equipment and inventory			13
Trade and other payable			(11)
Provisions			(10)
Deferred tax assets			16
Net assets			78
Goodwill			184
Cash acquired			3
Consideration (net of cash acquired)			$ 262
BST-CarGel
Disclosure of detailed information about business combination [line items]
Fair value of consideration		$ 42
Deferred consideration		37
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets		15
Inventory		1
Deferred tax liability		1
Goodwill		$ 27
2015 Acquisitions
Disclosure of detailed information about business combination [line items]
Fair value of consideration						$ 68
Contingent consideration						23
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets						19
Other assets						29
Liabilities						(14)
Net assets						34
Goodwill						34
Consideration (net of cash acquired)						68
Settlement of working capital commitments						$ 13
Maximum | Rotation Medical Inc
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 85